FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details)	6 Months Ended
Dec. 31, 2022 USD ($)
Currency risk
Foreign currency	$ (2,345,363)
Currency risk
Currency risk
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 200,000